UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Growth Stock Fund

QUARTERLY REPORT

August 31, 2011

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 3.5%
Precision Castparts Corp.	117,240	$19,209,774
United Technologies Corp.	1,101,100	81,756,675

		$100,966,449

Alcoholic Beverages – 0.7%
Diageo PLC	1,024,475	$20,621,575

Apparel Manufacturers – 3.7%
LVMH Moet Hennessy Louis Vuitton S.A.	241,604	$40,936,216
NIKE, Inc., “B”	765,380	66,320,177

		$107,256,393

Automotive – 1.9%
Johnson Controls, Inc.	1,713,850	$54,637,538

Broadcasting – 0.3%
Omnicom Group, Inc.	231,950	$9,405,573

Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	2,048,330	$25,255,909
CME Group, Inc.	175,610	46,908,943
Franklin Resources, Inc.	398,140	47,744,949

		$119,909,801

Business Services – 7.4%
Accenture PLC, “A”	1,282,480	$68,728,103
Dun & Bradstreet Corp.	802,370	53,670,529
MSCI, Inc., “A” (a)	1,527,513	52,806,124
Verisk Analytics, Inc., “A” (a)	1,176,730	40,997,273

		$216,202,029

Cable TV – 1.0%
DIRECTV, “A” (a)	666,800	$29,319,196

Chemicals – 0.8%
Monsanto Co.	317,960	$21,916,983

Computer Software – 6.7%
Autodesk, Inc. (a)	1,120,640	$31,602,048
Check Point Software Technologies Ltd. (a)	590,620	32,153,353
Oracle Corp.	4,711,080	132,240,016

		$195,995,417

Computer Software - Systems – 9.5%
Apple, Inc. (a)	312,040	$120,082,353
EMC Corp. (a)	1,873,658	42,325,934
Hewlett-Packard Co.	1,087,390	28,304,762
International Business Machines Corp.	501,890	86,279,910

		$276,992,959

Consumer Products – 5.5%
Church & Dwight Co., Inc.	373,500	$16,262,190
Colgate-Palmolive Co.	910,590	81,925,782
Procter & Gamble Co.	981,696	62,514,401

		$160,702,373

Electrical Equipment – 8.5%
Amphenol Corp., “A”	1,008,880	$47,397,182
Danaher Corp.	2,451,450	112,300,925
Sensata Technologies Holding B.V. (a)	1,434,360	46,530,638

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
W.W. Grainger, Inc.	280,650	$43,248,165

		$249,476,910

Electronics – 6.0%
ASML Holding N.V.	1,245,540	$43,930,196
Microchip Technology, Inc. (l)	2,074,450	68,083,449
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,212,501	62,393,637

		$174,407,282

Energy - Integrated – 2.1%
Chevron Corp.	181,310	$17,933,372
Exxon Mobil Corp.	411,560	30,471,902
Hess Corp.	221,239	13,128,322

		$61,533,596

Food & Beverages – 4.5%
Groupe Danone	652,622	$44,591,784
Mead Johnson Nutrition Co., “A”	240,050	17,103,563
PepsiCo, Inc.	1,060,878	68,352,370

		$130,047,717

Food & Drug Stores – 0.5%
CVS Caremark Corp.	441,286	$15,846,580

General Merchandise – 3.1%
Kohl’s Corp.	761,030	$35,266,130
Target Corp.	1,078,540	55,728,162

		$90,994,292

Internet – 3.6%
eBay, Inc. (a)	561,470	$17,332,579
Google, Inc., “A” (a)	161,000	87,094,560

		$104,427,139

Major Banks – 0.4%
Bank of New York Mellon Corp.	630,372	$13,029,789

Medical & Health Technology & Services – 1.9%
Medco Health Solutions, Inc. (a)	320,090	$17,329,673
Patterson Cos., Inc.	1,319,738	38,562,744

		$55,892,417

Medical Equipment – 6.6%
Becton, Dickinson & Co.	611,520	$49,765,498
DENTSPLY International, Inc.	700,090	24,643,168
Medtronic, Inc.	380,955	13,360,092
St. Jude Medical, Inc.	337,270	15,359,276
Thermo Fisher Scientific, Inc. (a)	1,125,240	61,809,433
Waters Corp. (a)	344,410	27,508,027

		$192,445,494

Metals & Mining – 0.8%
BHP Billiton Ltd., ADR (l)	266,360	$22,685,881

Network & Telecom – 1.3%
Cisco Systems, Inc.	2,370,686	$37,172,356

Oil Services – 4.7%
National Oilwell Varco, Inc.	826,013	$54,615,980
Schlumberger Ltd.	1,064,770	83,179,832

		$137,795,812

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.7%
MasterCard, Inc., “A”	109,280	$36,030,709
Visa, Inc., “A”	826,990	72,675,881

		$108,706,590

Pharmaceuticals – 2.4%
Abbott Laboratories	339,590	$17,831,871
Allergan, Inc.	280,360	22,936,252
Johnson & Johnson	430,030	28,295,974

		$69,064,097

Railroad & Shipping – 0.6%
Kuehne & Nagel International AG	124,460	$17,359,687

Specialty Chemicals – 1.7%
Praxair, Inc.	517,640	$50,982,364

Specialty Stores – 0.6%
Industria de Diseno Textil S.A.	216,736	$18,462,537

Total Common Stocks		$2,864,256,826

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	25,922,049	$25,922,049

Collateral for Securities Loaned – 0.8%
Morgan Stanley Repurchase Agreement, 0.06%, dated 8/31/11, due 9/01/11, total to be received $22,943,986 (secured by U.S. Treasury and Federal Agency obligations valued at $23,402,828 in an individually traded account)	22,943,948	$22,943,948

Total Investments		$2,913,122,823

Other Assets, Less Liabilities – 0.2%		4,378,270

Net Assets – 100.0%		$2,917,501,093

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,864,256,826	$—	$—	$2,864,256,826
Short Term Securities	—	22,943,948	—	22,943,948
Mutual Funds	25,922,049	—	—	25,922,049

Total Investments	$2,890,178,875	$22,943,948	$—	$2,913,122,823

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,674,550,517

Gross unrealized appreciation	$369,726,968
Gross unrealized depreciation	(131,154,662)

Net unrealized appreciation (depreciation)	$238,572,306

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,783,635	286,527,320	(297,388,906)	25,922,049

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,993	$25,922,049

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.